Stock-Based Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based incentive plans, options expiry term		10 years
Number of Options, Granted		222,059	144,296	19,222
Number of shares issued		60,569	218,824	87,534
Stock options outstanding		509,329	318,901	299,107		350,642
Weighted average fair value of options, granted		$ 6.16	$ 8.70	$ 9.25
Aggregate intrinsic value for options outstanding		$ 615	$ 188	$ 70
Options exercised		811	802	559
Proceeds from exercise of stock options		$ 15	$ 16	$ 8
Aggregate intrinsic value of options exercisable		107	46	19
Total unrecognized compensation cost related to options		$ 1,350
Cost of the options recognized over a weighted average period		3 years 2 months 12 days
Granted value		$ 1,200	$ 3,100	$ 1,600
Total unrecognized compensation cost related to nonvested stock awards		$ 3,000
Cost of stock awards recognized over a weighted average period		2 years 7 months 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted		60,569	218,824	87,534
Stock Awards outstanding		279,964	248,654	86,366		127,807
Total compensation expense recognized on stock awards		$ 1,240	$ 359	$ 263
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	1,400,000
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted		0
Stock awards granted		60,569
2014 Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					1,000,000
Number of shares issued			0
Performance plan termination period			2015-05
2014 Performance Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares			100.00%
Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		980,000
Stock-based incentive plans, options expiry term			10 years
Number of stock awards allowed		0
Stock options outstanding		337,080
Stock plan termination period		2015-05
Stock-Based Incentive Plan 2010 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards outstanding		196,773
Stock-Based Incentive Plan 2010 [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed		280,000
Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		500,085
Number of shares issued			0	0
Stock options outstanding		140,228
Stock plan termination period		2015-05
Stock plan expiration year		2014
Shares of common stock available for future grants after amendment		0
Stock-based incentive plans, options expiry term		10 years
Stock-Based Incentive Plan 2004 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards outstanding		0
Stock-Based Incentive Plan 2004 [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued			0	0